12. Purchase of Corporate Interest: Pro Forma Information, acquisition (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues				$ 680,000		$ 546,642
Expenses				5,040,000		3,978,474
Net Loss				(5,720,000)		(3,431,832)
Revenues		$ 121,400	$ 6,707	124,446	$ 24,243	29,168	$ 11,344
Total Operating Expenses		1,194,208	456,844	5,111,006	890,009	2,831,417	8,969,253
Net Loss Attributable To Cannabis Sativa, Inc.		$ (1,060,147)	$ (471,354)	$ (4,987,962)	$ (851,392)	(3,133,376)	(9,432,715)
iBudtender, Inc.
Revenues						29,168	17,044
Intangible Assets, Gross (Excluding Goodwill)						$ 400,000
Finite-Lived Intangible Asset, Useful Life	10 years					15 years
Pro Forma
Total Operating Expenses						$ 3,183,767	9,480,334
Net Loss Attributable To Cannabis Sativa, Inc.						$ (3,154,599)	$ (9,463,290)